Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Schedule of Supplemental Balance Sheet Information Related to Operating Leases	The Company did not have any finance leases, short-term leases nor variable leases over this time period. During the three and nine months ended September 30, 2025 and 2024, the Company had the following cash and non-cash activities associated with leases (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2025	2024	2025	2024
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash outflow for operating leases	$68	$71	$200	$142
Non-cash changes to the operating lease ROU assets and operating lease liabilities:
Additions and modifications to ROU asset obtained from new operating liabilities	$—	$—	$52	$200

Schedule of Maturity of Lease Liability
The future payments due under operating leases as of September 30, 2025 are as follows (in thousands):

2025	$68
2026	278
2027	282
2028	180
2029	185
Thereafter	31
Total undiscounted lease payments	1,024
Less effects of discounting	(143)
Less current lease liability	(215)
Total operating lease liability, net of current portion	$666

The future payments due under operating leases as of December 31, 2024 is as follows (in thousands):

2025	$258
2026	265
2027	269
2028	167
2029	171
Thereafter	29
Total undiscounted lease payments	1,159
Less effects of discounting	(188)
Less current lease liability	(188)
Total operating lease liability, net of current portion	$783